STATEMENTS OF CHANGES IN ASSETS AVAILABLE FOR PLAN BENEFITS - EBP 1998 - EUR (€)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Contributions:
Employer contributions (Note 8)	€ 88,200	€ 87,617	€ 85,839
Employee contributions	88,200	87,617	85,839
Total Contributions	176,400	175,234	171,678
Investment Income:
Realised gain on investments sold (Note 4)	20,354	95,827	92,558
Net (depreciation) / appreciation in fair value of investment (Note 4)	(55,871)	(192,839)	51,259
Dividend Income (Note 8)	15,189	25,063	44,036
Total Investment (Expense) /Income	(20,328)	(71,949)	187,853
Income from participating Procter & Gamble companies (Note 7)	257	233	179
Total Additions	156,329	103,518	359,710
DEDUCTIONS:
Distributions and withdrawals to participants	(379,086)	(1,031,231)	(967,956)
Administrative expenses	(257)	(233)	(179)
Total Deductions	(379,343)	(1,031,464)	(968,135)
NET DECREASE IN NET ASSETS	(223,014)	(927,946)	(608,425)
NET ASSETS AVAILABLE FOR PLAN BENEFITS:
Beginning of year	848,944	1,776,890	2,385,315
End of year	€ 625,930	€ 848,944	€ 1,776,890